Schedule of company’s subsidiaries and the vies (Details)	12 Months Ended
Mar. 31, 2025
Easy Skills Technology Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct ownership by the company	100.00%
Skillful Craftsman Network Technology (Wuxi) Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct ownership by the company	100.00%
Shenzhen Jisen Information Tech Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct ownership by the company	100.00%
LE FIRST SKILLAND PTE. LTD. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct ownership by the company	75.00%
Giga Learning Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct ownership by the company	100.00%
Wuxi Kingway Technology Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct ownership by the company	100.00%
Easy Skills Technology Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Dec. 24, 2018
Place of incorporation	HK
Principal activities	Holding company
Skillful Craftsman Network Technology (Wuxi) Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Jan. 16, 2019
Place of incorporation	PRC
Principal activities	Investment holding
Shenzhen Jisen Information Tech Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Dec. 08, 2014
Place of incorporation	PRC
Principal activities	Educational technology and services
LE FIRST SKILLAND PTE. LTD. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Mar. 30, 2023
Place of incorporation	Singapore
Principal activities	Vocational education
Giga Learning Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Nov. 19, 2024
Place of incorporation	USA
Principal activities	Educational technology and service
Wuxi Kingway Technology Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Jun. 06, 2013
Place of incorporation	PRC
Principal activities	Vocational online education and technology services
Wuxi Kingway Technology Co., Ltd. One [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Mar. 17, 2025